Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Future Minimum Annual Rentals Under Noncancellable Operating Leases
2012	$20,719
2013	18,535
2014	15,988
2015	10,844
2016	6,807
Thereafter	32,926
105,819
Less: sublease income	(986)
$104,833